Income Taxes - Details of Income Tax Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of income tax expense [abstract]
Current taxes	¥ 79,209	¥ 79,124	¥ 49,526
Deferred taxes	(88,018)	(19,575)	(9,229)
Total	¥ (8,809)	¥ 59,549	¥ 40,297